Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Subsequent Events
Proceeds from exercise of options						$ 463
Shares issued (in shares)		82,500
Gross proceeds		$ 200
Net proceeds		$ 200
ATM offering
Subsequent Events
Shares issued (in shares)		25,327,409	6,551,590	1,142,500	11,162,960	9,186,700
Gross proceeds			$ 11,300	$ 1,600	$ 18,500	$ 12,700
Net proceeds		$ 38,700	$ 11,000	$ 1,400	$ 18,000	$ 12,100
Major Ordinary Share Transactions | ATM offering
Subsequent Events
Shares issued (in shares)	3,475,000
Sale of stock per share	$ 2.62
Gross proceeds	$ 9,100
Net proceeds	$ 8,900